Commitments and Contingencies (Details)	3 Months Ended				12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2023
Commitments and Contingencies [Line Items]
Lease term					3 years
Operating lease expense (in Dollars)	$ 31,309		$ 31,102		$ 124,408	$ 127,946
Office Lease [Member]
Commitments and Contingencies [Line Items]
Remaining lease term						1 year 10 months 24 days	1 month 6 days
Operating lease discount rate, percentage						7.70%	10.34%
Two Thousand Twenty Five Office Lease [Member]
Commitments and Contingencies [Line Items]
Lease term	3 years	3 years
Remaining lease term			1 year 7 months 6 days	1 year 7 months 6 days
Operating lease discount rate, percentage			7.70%	7.70%
Rent expense			$ 3,177	$ 24,783
2026 Office Lease [Member]
Commitments and Contingencies [Line Items]
Lease term	1 year 9 months 18 days	1 year 9 months 18 days
Remaining lease term	1 year 7 months 6 days	1 year 7 months 6 days
Operating lease discount rate, percentage	4.90%	4.90%
Rent expense	$ 7,171	$ 55,936